Segment Information and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Summary Of Revenue By Geographical Region
Revenue by geographical region is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Americas	$521	$125	$797	$296
Asia	388	642	1,132	791
Europe, Middle East and Africa	280	138	627	201

Total net sales	$1,189	$905	$2,556	$1,288

	For the Years Ended December 31,
	2021	2020
Americas	$1,043	$1,372
Asia	1,898	842
Europe, Middle East and Africa	987	801

Total net sales	$3,928	$3,015